Income Taxes - Reconciliation of the U.S. federal statutory income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax provision (benefit) at the U.S. federal statutory rate	$ (111)	$ 2,540	$ (7,828)
State income taxes	(519)	323	(543)
Permanent differences	292	(53)	521
Change in valuation allowance	(18,572)	(3,720)	6,258
Effect of foreign operations	(825)	325	373
Stock-based compensation	(838)	198	478
Transaction costs	1,262
Derivative liability	(6,612)
Effect of change in tax rates	(835)	(253)	(320)
Sale of foreign subsidiary		1,323
Research & development tax credits	(501)	(253)	(922)
Foreign currency translation & transactions	254	144	33
Prior period adjustments		230	1,210
Other	601	137	382
Total provision (benefit) for income taxes	$ (26,404)	$ 941	$ (358)